Unaudited Interim Condensed Consolidated Statements of Changes in Equity € in Thousands	Issued capital [member] EUR (€) shares	Share premium [member] EUR (€)	Other reserves [member] EUR (€)	Retained earnings, excluding profit (loss) for reporting period [member] EUR (€)	Retained earnings, profit (loss) for reporting period [member] EUR (€)	EUR (€) shares
Balance at Dec. 31, 2020	€ 13,646	€ 244,984	€ 52,342	€ (169,156)	€ (64,393)	€ 77,422
Beginning balance (in shares) at Dec. 31, 2020 | shares	90,970,562
Total comprehensive loss			(424)		(86,399)	(86,823)
Income appropriation				(64,393)	64,393
Share-based compensation expense:
- value of services			1,217			1,217
- exercises	€ 119	2,090				2,209
Exercises, number of shares issued | shares	793,200
Treasury shares			209			209
Issuance of ordinary shares	€ 1,222	88,375				89,597
Issuance of ordinary shares | shares	8,145,176
Cost of equity transactions, net of tax		(6,761)				(6,761)
Balance at Jun. 30, 2021	€ 14,986	328,688	53,344	(233,549)	(86,399)	77,070
Ending balance (in shares) at Jun. 30, 2021 | shares	99,908,938
Balance at Dec. 31, 2021	€ 15,786	409,258	52,512	(233,549)	(73,425)	€ 170,581
Beginning balance (in shares) at Dec. 31, 2021 | shares	105,239,085					105,239,085
Total comprehensive loss			(399)		(171,493)	€ (171,892)
Income appropriation				(73,425)	73,425
Share-based compensation expense:
- value of services			369			369
- exercises	€ 384	3,333				3,718
Exercises, number of shares issued | shares	2,563,011
Treasury shares
Issuance of ordinary shares	€ 1,432	89,195				90,627
Issuance of ordinary shares | shares	9,549,761
Cost of equity transactions, net of tax		(148)				(148)
Balance at Jun. 30, 2022	€ 17,603	€ 501,638	€ 52,482	€ (306,974)	€ (171,493)	€ 93,255
Ending balance (in shares) at Jun. 30, 2022 | shares	117,351,857					117,351,857